Fair Value of Financial Instruments and Risk Management - Foreign Exchange Hedge Narrative (Details) - Foreign net investments - USD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unhedged foreign net investments	$ 10.2	$ 9.7
Designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt designated as an effective hedge	$ 2.3	$ 2.2